INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13:-	INCOME TAXES

a.	Income tax benefits are comprised as follows:

	Year ended December 31,
	2013	2012	2011

Deferred tax benefit	$(432)	$(321)	$(774)
Current taxes	376	112	375

	$(56)	$(209)	$(399)

Domestic	$(6)	$201	$218
Foreign	(50)	(410)	(617)

	$(56)	$(209)	$(399)
Domestic taxes:
Current	$(6)	$201	$218
Deferred	-	-	-

	(6)	201	218
Foreign taxes - US:
Current	382	(89)	157
Deferred	(432)	(321)	(774)

	(50)	(410)	(617)

Income tax benefit	$(56)	$(209)	$(399)

The components of income (loss) before income taxes attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$(688)	$1,147	$(789)
Foreign	3	130	(424)

	$(685)	$1,277	$(1,213)

b.
Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company for the year 2011 to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses mainly represent business taxes in certain foreign locations.

A reconciliation between the theoretical tax expenses for the years ended December 31, 2013 and 2012, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of income is as follows:

	December 31,
	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of income	$(685)	$1,277

Statutory tax rate	25%	25%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(171)	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	(6)	21
Non-deductible expenses and other permanent differences	226	233
Losses and timing differences for which valuation allowance was provided	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(816)	(1,538)
Taxes with respect to prior years and other	(49)	(178)

Actual tax benefit	$(56)	$(209)

c.
Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2011 - 24%, 2012 - 25%, 2013 - 25%.

On July 30, 2013, the Israeli Parliament passed a law, which, among other things, was designated to increase the tax levy for years 2013 and 2014 (the "New Law"). The New Law increases the Israeli corporate tax rate from 25% to 26.5% in 2014 and onwards.

The Israeli entities have not received final tax assessments since incorporation. However, in accordance with the Israeli tax laws, tax returns submitted up to and including the 2008 tax year can be regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 37,700 as of December 31, 2013. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

d.
Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The U.S. tax returns of Attunity Inc. and RepliWeb Inc. remain subject to examination by the U.S. tax authorities for the tax years beginning in January 1, 2008 and January 1, 2006, respectively.

The U.S. subsidiaries' tax loss carry forward amounted to approximately $ 42 as of December 31, 2013 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiaries and will expire up to year 2021.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.
Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012

Net operating loss carry forwards	$11,645	$11,425
Temporary differences related to R&D expenses	1,631	1,569
Temporary differences related to accrued employee costs	590	368
Deferred revenue and other	554	525
Total deferred tax asset before valuation allowance	14,420	13,887
Less - valuation allowance	(13,836)	(13,191)
Deferred tax asset	584	696

Deferred tax liability - Intangible assets and other	(171)	(717)

Deferred tax assets (liability), net	$413	$(21)

Domestic	-	-

Foreign:
Current deferred tax asset, net	148	33
Non-current deferred tax asset (liability), net	265	(54)

	413	(21)

	$413	$(21)

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel and in some of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The net change in the valuation allowance primarily relates to utilization of net operating losses for which a valuation allowance was provided.

ASC No. 718 prohibits recognition of a deferred tax asset for excess tax benefits due to stock option exercises that have not yet been realized through a reduction in income tax payable. All net operating loss carry forwards relate to excess tax deductions from stock options which have not yet been realized. Such unrecognized deferred tax benefits will be accounted for as a credit to additional paid-in-capital, if and when realized.

f.	Accounting for uncertainty in income taxes: A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2013	2012

Opening balance	$201	$222
Additions for prior years' tax position	26	14
Additions for current year's tax position	-	-
Reduction of prior years' tax position due to lapse of statute of limitation	(124)	(35)

Closing balance	$103	$201

Included in accrued expenses and other current liabilities	$21	$110

Included in other long term liabilities	$82	$91

As of December 31, 2013, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2013 and 2012, the Company recorded $ 26 and $ 14 for interest expense related to uncertain tax positions, respectively. The Company has elected to include interest and penalties as a component of income tax expense. As of December 31, 2013 and 2012, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 48 and $ 33, respectively, which is included in the liability balance. In the next 12 months, the statute of limitation with respect to the 2009 tax year will lapse, which will impact the unrecognized tax position liability balance with respect to the 2009 tax year.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.